Equity - Disclosure of other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital, Reserves And Other Equity Interest [Abstract]
Fair value remeasurement to cash flow hedges	€ 149	€ 107	€ (34)
of which, reclassified to the income statement	(98)	(32)	3
of which, recognized in equity during the period	247	139	(37)
Gains and losses from remeasurement of financial assets	6	0	0
of which, reclassified to the income statement	0	0	0
of which, recognized in equity during the period	6	0	0
Exchange differences on translating foreign operations	2,005	(377)	(166)
Share of Other comprehensive (loss) for equity method investees	(47)	(43)	14
Items relating to discontinued operations	0	(337)	16
Total amounts to be potentially reclassified to profit or loss	2,113	(650)	(170)
Actuarial gains and losses on defined benefit pension obligations	2,488	(117)	241
Share of Other comprehensive income for equity method investees	8	0	0
Items relating to discontinued operations	0	(52)	(27)
Amounts not to be reclassified to profit or loss	2,496	(169)	214
Total Other comprehensive income/(loss) for the period	4,609	(819)	44
Income tax benefit (expense)	(783)	0	(2)
Income tax benefit (expense) - discontinued operations	0	10	24
Total Other comprehensive income/(loss) for the period, net of tax	€ 3,826	€ (809)	€ 66